Supplement to the
Fidelity® California Municipal Income Fund
Class A, Class T, Class B and Class C
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ASCM-SUM-16-01 1.9880519.100	December 1, 2016

Supplement to the
Fidelity® California Municipal Income Fund
Class I
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ASCMI-SUM-16-01 1.9880520.100	December 1, 2016

Supplement to the
Fidelity® California Municipal Income Fund
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

CFL-SUM-16-01 1.9880521.100	December 1, 2016